Share based compensation - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	6 Months Ended
	Apr. 30, 2025	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024
Share based compensation
Total intrinsic value of RSUs exercised			$ 23,017
Total intrinsic value of options exercised			$ 221
Weighted-average period (in years)			3 years 1 month 6 days
Share Incentive Plan, 2022
Share based compensation
Aggregate number of share options granted (in shares)		4,500,000
RSUs
Share based compensation
Total unrecognized compensation expense			$ 7,441
Total compensation expense recognized			6,475	$ 9,873
RSUs | Share Incentive Plan, 2022
Share based compensation
Aggregate number of shares granted (in shares)	214,500
RSUs | Share Incentive Plan, 2022 | Vesting Scenario One | Share-Based Payment Arrangement, Employee
Share based compensation
Service period (in years)		3 years
RSUs | Share Incentive Plan, 2022 | Vesting Scenario One | Share-Based Payment Arrangement, Employee | Tranche One
Share based compensation
Vesting percentage (as a percent)		40.00%
RSUs | Share Incentive Plan, 2022 | Vesting Scenario One | Share-Based Payment Arrangement, Employee | Tranche Two
Share based compensation
Vesting percentage (as a percent)		30.00%
RSUs | Share Incentive Plan, 2022 | Vesting Scenario One | Share-Based Payment Arrangement, Employee | Tranche Three
Share based compensation
Vesting percentage (as a percent)		30.00%
RSUs | Share Incentive Plan, 2022 | Vesting Scenario Two | Share-Based Payment Arrangement, Employee
Share based compensation
Service period (in years)		3 years
RSUs | Share Incentive Plan, 2022 | Vesting Scenario Two | Share-Based Payment Arrangement, Employee | Tranche One
Share based compensation
Vesting percentage (as a percent)		30.00%
RSUs | Share Incentive Plan, 2022 | Vesting Scenario Two | Share-Based Payment Arrangement, Employee | Tranche Two
Share based compensation
Vesting percentage (as a percent)		40.00%
RSUs | Share Incentive Plan, 2022 | Vesting Scenario Two | Share-Based Payment Arrangement, Employee | Tranche Three
Share based compensation
Vesting percentage (as a percent)		40.00%
Performance Shares
Share based compensation
Total compensation expense recognized			$ 29